Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,292,069	$ 902,701	$ 648,471
Accounts receivable, net	2,645,364	6,240	2,582
Prepaid expenses	92,883	57,625	13,177
Total Current Assets	4,030,316	966,566	664,230
Property and equipment, net of depreciation	509,295	163,819	26,674
Discontinued operations: assets held for sale	10,542	10,542
Patents, net	277,968	215,070	141,463
Deposits	117,825	10,250
Intangible assets	5,625,807	10,250
Other assets	1,726	434
Total Assets	10,573,479	1,366,681	832,367
Current Liabilities
Accounts Payable and accrued expenses	2,373,405	294,632	84,171
Contingent liability	980,000
Liabilities directly associated with assets held for sale	379,422	378,296
Total Current Liabilities	3,732,827	672,928	84,171
Long-Term Liabilities
Note Payable, less discount	2,704,332	249,707
Total Long-Term Liabilities	2,704,332	249,707
Total Liabilities	6,437,159	922,635	84,171
Commitments and Contingencies
Stockholders' Equity
Series A Preferred Stock value			3,492
Series B Preferred Stock value			2,192
Class M Preferred Stock value		1,700
Common Stock value	22,382	5,543	10,431
Additional Paid in Capital	24,637,773	10,430,087	1,642,742
Accumulated deficit	(20,523,835)	(9,993,284)	(910,661)
Total Stockholders' Equity	4,136,320	444,046	748,196
Total Liabilities and Shareholders' Equity	$ 10,573,479	$ 1,366,681	$ 832,367